INVESTMENTS	12 Months Ended
Dec. 31, 2015
INVESTMENTS.
INVESTMENTS

8.  INVESTMENTS

The Company’s long-term investments are consisted of the follows:

	2014	2015
	RMB	RMB

Held to maturity investment
Long-term time deposit	—	1,020,425,292

Available-for-sale investments
Tujia	—	2,876,749,196
LY.com	1,547,844,523	1,745,309,616
Hanting	898,828,511	1,116,231,309
eHi	535,024,052	793,869,127
Easy Go	627,905,501	527,301,676
Tuniu	216,690,294	430,659,093
Others	207,514,062	316,742,816

Equity method investments
eLong	—	2,632,145,397
Homeinns	902,964,928	961,773,378
Others	169,902,835	461,048,432

Cost method investments	212,081,741	988,268,166

Total net book value	5,318,756,447	13,870,523,498

Held to maturity investment

In September 2015, the Company placed a three-year time deposit of RMB 1 billion to a domestic bank with fixed interest rate of 3.90% per annum.

Available-for-sale investments

Tujia

Tujia was a consolidated subsidiary of the Company. In July, 2015, after Series D+ financing of Tujia, the equity interest of the Company was diluted to 45% and the Company was no longer entitled to appoint the majority of the board of directors of Tujia. As a result, the Company lost the control in Tujia and the financial position and results of operations of Tujia was deconsolidated. A gain of RMB 2.3 billion (approximately US$ 350 million) is recognized in the Other Income (Note 2) for the deconsolidation of Tujia on the deconsolidation date when the investment in Tujia was re-measured at its fair value which was determined by management with the assistance of an independent appraisal using Level 3 inputs. As of December 31, 2015, the Company held 101,498,094 convertible and redeemable preferred shares of Tujia. The convertible and redeemable preferred shares that the Company subscribed from Tujia are not in substance common stocks and are classified as available-for-sale investment.

LY.com

In April, 2014, the Company purchased a minority stake of LY.com, a leading local attraction ticket service provider, with a cash consideration of approximately RMB1.4 billion. According to the purchase agreement and shareholders arrangement, the investment on LY.com is considered not in substance common stock and is classified as available-for-sale investments. As of December 31 2015, the Company remeasured the investment in LY.com at a fair value of RMB1.7 billion (approximately US$269 million), with RMB0.3 billion unrealized gain recorded in other comprehensive income.

Hanting

As a result of a series of investments on Hanting in 2010, the Company holds an aggregate of 22,049,446 shares of Hanting, representing approximately 9% of Hanting’s total outstanding shares with the aggregated investment cost of US$67.5 million (approximately RMB0.5 billion). The Company does not have the ability to exercise significant influence and the investment in Hanting is classified as available-for-sale investment. As of December 31 2015, the closing price of Hanting was US$31.26 per ADS. The Company remeasured the investment in Hanting at a fair value of RMB1.1 billion (approximately US$172 million), with RMB0.7 billion unrealized gain recorded in other comprehensive income.

eHi

As a result of a series of investments on eHi since 2013, the Company has held an aggregate equity interest of approximately 14% of eHi’s total outstanding share and 19.6% of eHi’s voting power as of December 31, 2015 with the aggregated investment cost of US$107 million (approximately RMB0.7 billion). The Company does not have the ability to exercise significant influence and the investment in eHi is classified as available-for-sale investment. As of December 31 2015, the closing price of eHi was US$12.59 per ADS. The Company remeasured the investment in eHi at a fair value of RMB794 million (approximately US$123 million), with RMB0.1 billion unrealized gain recorded in other comprehensive income.

Tuniu

The Company held an aggregate equity interest of approximately 4% of Tuniu as of December 31, 2015 with the aggregated investment cost of US$ 50 million (approximately RMB0.3 billion). The Company does not have the ability to exercise significant influence and the investment in Tuniu is classified as available-for-sale investment. As of December 31 2015, the closing price of Tuniu was US$15.98 per ADS. The Company remeasured the investment in Tuniu at a fair value of RMB431 million (approximately US$66 million), with RMB0.1 billion unrealized gain recorded in other comprehensive income.

Easy Go

In December 2013 and August 2014, the Company subscribed Easy Go’s Series B and Series C convertible preferred shares with a total consideration of US$53 million (approximately RMB 324 million). The convertible preferred shares that the Company subscribed from Easy Go are not in substance common stocks and are classified as available-for-sale investment. As of December 31 2015, the Company remeasured the investment in Easy Go at a fair value of RMB527 million (approximately US$81 million), with RMB0.2 billion unrealized gain recorded in other comprehensive income.

Other-than-temporary impairment

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information. In 2014, the Company recorded an other than temporary investment impairment charge of RMB33 million in “Other Income (net)” for Dining Secretary, an available-for-sale investment based on the difference of its fair value and cost. There is no other-than-temporary impairment charge incurred in 2015 and 2013.

Equity method investments

Qunar

As disclosed in Note 2 “Acquisition”, the Company accounted for the business acquisition of Qunar as step acquisitions. The previously held 48% equity interest of Qunar from the exchange transaction with Baidu was accounted for using equity method until the Company’s consolidation of Qunar, upon obtaining majority voting interest.

In 2015, the Company recognized the share of cumulative loss of Qunar before beginning to consolidate with amount of RMB2.4 billion, which primarily included the share based compensation charges recognized by Qunar during the period, The Company subsequently recognized a gain from the re-measurement of aforementioned previously held 48% equity interest of Qunar to its fair value on December 10, 2015, the date of the business combination with amount of RMB2.4 billion, which included currency translation impact of RMB 0.4 billion (Note 2) and included such amount in equity in income/(loss) on affiliates. The Company determined to report the gain from re-measurement for the previously held 48% equity interest in the same line item of the statement of income and comprehensive income in which the equity pick-up of Qunar’s results of operations is presented.

The carrying amount and unrealized securities holding profit for investment in Qunar before the business combination as follows:

2015
RMB
Investment cost	21,698,582,100
Foreign currency translation	430,780,926
Total investment cost	22,129,363,026

Value booked under equity method
Share of cumulative loss	(2,352,388,839)
Amortization of outside difference, net of tax	(25,849,397)
Carrying value of the investment at the date prior to the consolidation	19,751,124,790

eLong

In May 2015, the Company entered into a share purchase agreement with certain selling shareholders, including Expedia, Inc. (“Expedia”), to acquire approximately 38% share capital of eLong, Inc. (“eLong”). The total consideration was approximately USD422 million. The Company has one out of eight board seats of eLong. The Company applies the equity method to account for the investment starting June 2015.

The Company applied equity accounting for eLong investment on one quarter lag basis since the financial statements of eLong were not available within a sufficient time period.

The carrying amount and unrealized securities holding profit for investment in eLong during the year was as follows:

2015
RMB
Investment cost	2,615,954,303
Foreign currency translation	116,898,432

Total investment cost	2,732,852,735

Value booked under equity method
Share of cumulative loss	(98,560,550)
Amortization of outside difference, net of tax	(2,146,788)

Total booked value under equity method.	(100,707,338)

Net book value as of December 31, 2015	2,632,145,397

In 2015, among the share of cumulative loss of eLong, the Company recognized the loss as a result of the equity dilution impact in eLong with amount of RMB 13 million in “Equity in income/(loss) of affiliates” of the Comprehensive income statement.

Homeinns

The Company holds an aggregate equity interest of approximately 15% of the outstanding shares of Homeinns (or 14,400,765 shares). Given the level of investment and the common directors on Board of both companies, the Company applied equity method of accounting to account for the investment in Homeinns.

The Company applied equity accounting for Homeinns investment on one quarter lag basis since the financial statements of Homeinns were not available within a sufficient time period.

The carrying amount and unrealized securities holding profit for investment in Homeinns as of December 31, 2014 and 2015 were as follows:

	2014	2015
	RMB	RMB
Investment cost
Balance at beginning of year	554,626,285	568,679,251
Foreign currency translation	14,052,966	16,547,456

Total investment cost	568,679,251	585,226,707

Value booked under equity method
Share of cumulative profit	357,085,613	403,234,118
Amortization of outside difference, net of tax	(22,799,936)	(26,687,447)

Total booked value under equity method.	334,285,677	376,546,671

Net book value	902,964,928	961,773,378

In 2015, among the share of cumulative profit of Hominns, the Company recognized gain as a result of the equity dilution impact in Homeinns with amount of RMB 5 million in “Equity in income/(loss) of affiliates” of the Comprehensive income statement.

Other than Qunar, all other equity method investments are not considered individually material. And in an aggregate basis, the Company summarizes the unaudited condensed financial information of the Company’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X.

	Year ended December 31,
	2013	2014	2015
	Equity investments	Equity investments	Qunar	Other equity investments
Operating data:
Revenue	6,209,097,961	6,667,675,419	841,814,520	7,069,224,177
Gross profit	995,803,159	1,280,767,842	537,240,212	1,581,396,551
Income/(loss) from operations	454,747,888	646,012,004	(4,792,664,736)	(20,961,158)
Net income/(loss)	190,462,888	446,181,771	(4,917,200,749)	(189,461,030)
Net income/(loss) attributable to our equity method investments companies	29,135,272	66,427,909	(2,352,388,839)	(127,465,948)
Add: Equity dilution impact	26,418,800	20,577,432	—	(8,314,364)
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions	592,742	100,185,800	2,352,388,839	—
Equity in income/(loss) of affiliates	56,146,814	187,191,141	—	(135,780,312)

	As of December 31,
	2013	2014	2015
Balance sheet data:
Current assets	1,633,265,014	1,383,806,709	9,433,080,372	4,091,410,052
Long-term assets	7,760,394,239	9,377,157,121	1,072,464,782	10,102,034,376
Current liabilities.	1,790,122,457	1,771,565,291	10,442,341,153	4,043,523,264
Long-term liabilities.	3,292,033,000	3,549,170,630	93,019,969	466,730,372
Non-controlling interests.	19,429,000	15,188,000	5,282,358	76,928,317

Cost method investments

Cost method is used for investments over which the Company does not have the ability to exercise significant influence. The carrying value of cost method investments was RMB 212 million and RMB 1 billion as of December 31, 2014 and 2015 respectively. None of these investments individually is considered as material to the Group’s financial position.